Deferred Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Beginning balance	$ 16	$ 1,210	$ 3,086
Additions			167
Write-offs		$ (967)	$ (939)
Vessels held for sale
Amortization	$ (8)	(226)	$ (1,104)
Ending balance	$ 8	16	1,210
Dry Docking Costs- Non Current [Member]
Beginning balance		$ 166	15
Additions			$ 167
Write-offs		$ (166)
Vessels held for sale
Amortization			$ (16)
Ending balance			166
Special Survey Costs - Non Current [Member]
Beginning balance			$ 184
Additions
Write-offs
Vessels held for sale
Amortization			$ (184)
Ending balance
Financing Costs- Current [Member]
Beginning balance	$ 16	$ 1,044	$ 2,887
Additions
Write-offs		$ (801)	$ (939)
Vessels held for sale
Amortization	$ (8)	(226)	$ (904)
Ending balance	$ 8	$ 16	$ 1,044